Cover	Apr. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Entity File Number	001-39669
Entity Registrant Name	BULL HORN HOLDINGS CORP.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	801 S. Pointe Drive
Entity Address, Address Line Two	Suite TH-1
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	671-3341
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, $0.00B01par value per share
Title of 12(b) Security	Ordinary Shares, $0.00B01par value per share
Trading Symbol	BHSE
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one-half of one Ordinary Share, at a price of $11.50 per whole share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one-half of one Ordinary Share, at a price of $11.50 per whole share
Trading Symbol	BHSEW
Security Exchange Name	NASDAQ
Units, each consisting of one Ordinary Share and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Redeemable Warrant
Trading Symbol	BHSEU
Security Exchange Name	NASDAQ